Note 16 - Share Based Compensation (Details) $ / shares in Units, $ in Thousands																						3 Months Ended	12 Months Ended
		Mar. 04, 2016	Dec. 15, 2015 shares	Nov. 24, 2015 USD ($) shares	Jul. 15, 2015 shares	Aug. 04, 2014 USD ($) $ / shares shares	Jul. 15, 2014	May. 15, 2014	May. 12, 2014 shares	Mar. 11, 2014 shares	Mar. 06, 2014	Jan. 07, 2014 shares	Dec. 06, 2013	Oct. 17, 2013	Sep. 06, 2013 USD ($)	May. 31, 2013 shares	Apr. 01, 2013 shares	Jan. 02, 2013 shares	Jan. 02, 2012 shares	Dec. 21, 2011 shares	Oct. 13, 2009 shares	Sep. 30, 2015 shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2014 shares	Jan. 10, 2014 USD ($)	Dec. 31, 2013 USD ($) shares	Dec. 31, 2012 shares	Dec. 31, 2011 shares	May. 16, 2016 shares	Apr. 10, 2014 $ / shares shares	Jan. 03, 2014 $ / shares shares	Jun. 30, 2013 $ / shares	Jan. 01, 2012 shares
Note 16 - Share Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																						1,666,667
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period																								150,313
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																							547,919								9,000	1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares						$ 0.0001																									$ 6.6	$ 13,125,000	$ 135,000,000
Stock Issued During Period, Value, Conversion of Convertible Securities (in Dollars) | $																								$ 37,553
Share-Based Compensation, Employment Agreement, Shares Issued										1
Gain (Loss) on Extinguishment of Debt (in Dollars) | $				$ 1,470																			$ 3,424
Allocated Share-based Compensation Expense (in Dollars) | $						$ 7,745
Stock Issued During Period, Shares, Reverse Stock Splits					300																						337,500,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition					3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number																																		2
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																								3 years 219 days
Employees, Directors, Officers and Consultants [Member]
Note 16 - Share Based Compensation (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						7,745,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares						$ 0.0001
Executive Officer One [Member]
Note 16 - Share Based Compensation (Details) [Line Items]
Share-Based Compensation, Employment Agreement, Shares Issued																	12,731
Executive Offcer Two [Member]
Note 16 - Share Based Compensation (Details) [Line Items]
Share-Based Compensation, Employment Agreement, Base Salary (in Dollars) | $																										$ 1,500
Share-Based Compensation, Employment Agreement, Trading Days																								60 days
Share-Based Compensation, Employment Agreement, Bonus (in Dollars) | $																								$ 4,500
Employement Agreement, Period																								60 days
Employment Agreement, Termination Cash Payment, Base Salary Multiplier																								20
Employment Agreement, Termination Cash Payment, Annual Bonus Multiplier																								20
Employment Agreement, Termination Cash Payment, Period																								30 days
Chief Executive Officer [Member]
Note 16 - Share Based Compensation (Details) [Line Items]
Severance Agreement, Executive Compensation, Minimum (in Dollars) | $															$ 1,500
Executives [Member]
Note 16 - Share Based Compensation (Details) [Line Items]
Severance Agreement, Executive Compensation, Maximum (in Dollars) | $															$ 5,000
First Amendment [Member] | Executive Offcer Two [Member]
Note 16 - Share Based Compensation (Details) [Line Items]
Share-Based Compensation, Employment Agreement, Shares Issued												1				1
Share-Based Compensation, Employment Agreement, Trading Days																30 days
Second Amendment [Member] | Executive Offcer Two [Member]
Note 16 - Share Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Adjustment Frequency										90 days
Share-based Compensation Arrangement by Share-based Payment Award,Adjustment Period										2 years
Share Per Person [Member]
Note 16 - Share Based Compensation (Details) [Line Items]
Stock Issued During Period, Shares, Reverse Stock Splits																								300
Series B Preference Shares [Member]
Note 16 - Share Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period				16,930																			4,672
Class of Warrant or Right, Exchanged During Period, Value (in Dollars) | $				$ 5,642
Class of Warrant, Shares Issued from Exercise of Warrants				5,656
Stock Issued During Period, Value, Conversion of Convertible Securities (in Dollars) | $				$ 68
Gain (Loss) on Extinguishment of Debt (in Dollars) | $																							$ 20
Stock Granted, Value, Share-based Compensation, Gross (in Dollars) | $																							35,317
Series B Preference Shares [Member] | Chief Financial Officer [Member]
Note 16 - Share Based Compensation (Details) [Line Items]
Class of Warrant or Right, Issued During Period, Value (in Dollars) | $				$ 2,094
Series B Preference Shares [Member] | Two Executive Officers [Member]
Note 16 - Share Based Compensation (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																			547,919
Subsequent Event [Member]
Note 16 - Share Based Compensation (Details) [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio		300
Performance Bonuses, True-up Adjustments [Member]
Note 16 - Share Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																								96,195	53,325
Performance Bonuses, True-up Adjustments [Member] | Employees, Directors, Officers and Consultants [Member]
Note 16 - Share Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period									260															860
Performance Bonuses, True-up Adjustments [Member] | Employees, Officers and Directors [Member]
Note 16 - Share Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period																								535
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period			12,731,000
Restricted Stock [Member]
Note 16 - Share Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																					403						39,541
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	[1],[2],[3],[4]																										41,039
Allocated Share-based Compensation Expense (in Dollars) | $																							$ 14,156	$ 23,402			$ 25,193
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	[1],[3]																										334
Restricted Stock [Member] | Employees, Officers and Directors [Member]
Note 16 - Share Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																				2,803
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period																								53			1,100	407
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period																											297	946
Restricted Stock [Member] | Board of Directors Chairman [Member]
Note 16 - Share Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																	29,894
Restricted Stock [Member] | Management [Member]
Note 16 - Share Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																	5,274
Restricted Stock [Member] | Employees and Consultants [Member]
Note 16 - Share Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																	2,817
Restricted Stock [Member] | Non-executive Directors [Member]
Note 16 - Share Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period																	1,556
Employee Stock Option [Member]
Note 16 - Share Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																								3 years
Second Amended and Restated 2005 Equity Incentive Plan [Member]
Note 16 - Share Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Annual Increase As Percentage of Outstanding Stock																											5.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant																							51,576	8,149	8,149
Second Amended and Restated 2005 Equity Incentive Plan [Member] | Subsequent Event [Member]
Note 16 - Share Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																														1,157,901
Vesting on January 1, 2011 and January 1, 2012 [Member] | Restricted Stock [Member]
Note 16 - Share Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																					370
Vesting on January 1, 2012 [Member] | Restricted Stock [Member]
Note 16 - Share Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																					185
Three-year Vesting Schedule [Member] | Restricted Stock [Member]
Note 16 - Share Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																					33
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period																		6	5
Three-year Vesting Schedule [Member] | Restricted Stock [Member] | Employees, Officers and Directors [Member]
Note 16 - Share Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																				2,103
Vesting on January 1, 2012 and January 1, 2013 [Member] | Restricted Stock [Member]
Note 16 - Share Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																					11
Vesting on April 1, 2013 [Member] | Restricted Stock [Member]
Note 16 - Share Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period																	339											113
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period																											37	205	118
Four-year Vesting Schedule [Member] | Restricted Stock [Member] | Employees, Officers and Directors [Member]
Note 16 - Share Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																				700
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																				4 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage																				25.00%
Share-based Compensation Award, Tranche One [Member] | Restricted Stock [Member] | Chairman and Management [Member]
Note 16 - Share Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage																	40.00%
Share-based Compensation Award, Tranche Two [Member] | Restricted Stock [Member] | Chairman and Management [Member]
Note 16 - Share Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage																	30.00%
Share-based Compensation Award, Tranche Three [Member] | Restricted Stock [Member] | Chairman and Management [Member]
Note 16 - Share Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage																	30.00%
Reverse Stock Split [Member]
Note 16 - Share Based Compensation (Details) [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio							50	50			10		3	15
Reverse Stock Split [Member] | Subsequent Event [Member]
Note 16 - Share Based Compensation (Details) [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio		300

[1]	2,803 shares were granted on December 21, 2011 to employees, officers and directors which were to be vested as follows: (i) 700 shares, were to be vested over four years with 25% of the grants being vested on each of the first, second, third and fourth anniversary of the issuance date (February 15, 2013, February 15, 2014, February 15, 2015 and February 15, 2016, respectively); and (ii) 2,103 shares were to be vested on the third anniversary of the issuance date (February 15, 2015). During 2012 and 2013, 946 and 297 of such shares were forfeited and 407 and 1,100 were fully vested earlier than their original vesting date, upon approval from the Board of Directors. The remaining 53 shares were fully vested on their original vesting date.
[2]	403 shares were granted on the date of the recapitalization; 370 shares had a two-year vesting schedule (at January 1, 2011 and 2012), of which 185 shares, with an original vesting date January 1, 2012, were vested in July 15, 2011 upon the resignation of the former Chief Financial Officer; and 33 shares had a three-year vesting schedule (at January 1, 2011, 2012 and 2013), of which 11 shares, with an original vesting date of January 1, 2012 and January 1, 2013, were forfeited on December 31, 2011 due to the resignation of two board members. The remaining 5 and 6 shares were fully vested on January 1, 2012 and 2013, respectively.
[3]	812 shares were granted on April 1, 2011 to employees, officers and directors with original vesting date April 1, 2013. Of such shares, 118 shares were forfeited during 2011, 205 during 2012 and 37 during 2013. From the remaining, 113 were fully vested as of December 31, 2012 and 339 shares as of April 1, 2013.
[4]	On April 1, 2013, the Company granted in recognition of the significant work performed by these individuals in connection with the Restructuring of the Company and issued the following common shares: (i) 29,894 common shares to the Chairman, Michail Zolotas, and 5,274 common shares to top management employees, of which 40% vested upon issuance and the remaining shares to vest 30% on April 1, 2014 and 30% on April 1, 2015; (ii) 2,817 common shares to employees and consultants, which vested upon issuance, granted in recognition of the significant work performed by these individuals in connection with the Restructuring of the Company; (iii) 1,556 common shares to non-executive directors, which vested upon issuance. The shares that originally were to be vested on April 1, 2014 and on April 1, 2015, were vested in November 2013, upon approval from the Board of Directors.